Principal Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Group’s financial assets and financial liabilities measured and recorded at fair value on a recurring basis as of December 31, 2019 and September 30, 2020:

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	32,000	32,000

	As of September 30, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	28,526	28,526

Liabilities
Put right liabilities	—	—	124,100	124,100

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability
The roll forward of major Level 3 financial assets and financial liabilities are as follows:

	Short-term investments	Put right liabilities
Fair value of Level 3 financial assets and financial liabilities as of December 31, 2019	32,000	—
Purchase of short-term investments	270,853	—
Disposal of short-term investments	(276,884)	—
Grant of put right liabilities	—	124,321
Fair value changes	2,557	—
Effect of exchange rate changes	—	(221)

Fair value of Level 3 financial assets and financial liabilities as of September 30, 2020	28,526	124,100

Summary of Estimated Useful Lives
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Laboratory equipment	3 to 5 years
Software	2 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term